Allstate Life Insurance Company
Allstate Life Insurance Company Variable Annuity Separate Account C

Supplement, dated May 29, 2018, to
The Helmsman Variable Annuity

This supplement amends certain disclosure contained in the above-referenced prospectus for certain variable annuity contracts issued by Allstate Life Insurance Company.

Effective July 2, 2018, Deutsche Investment Management Americas, Inc. investment advisor changed its name to "DWS Investment Management Americas, Inc."

Effective July 2, 2018, Deutsche Bond VIP - Class A changed its name to "DWS Bond VIP - Class A".

Effective July 2, 2018, Deutsche Capital Growth VIP - Class A changed its name to " DWS Capital Growth VIP - Class A."

Effective July 2, 2018, Deutsche CROCI® International VIP - Class A changed its name to " DWS CROCI® International VIP - Class A."

Effective July 2, 2018, Deutsche Global Income Builder VIP - Class A changed its name to " DWS Global Income Builder VIP - Class A."

Effective July 2, 2018, Deutsche Government Money Market VIP - Class A changed its name to " DWS Government Money Market VIP - Class A."

For future reference, please keep this supplement together with your prospectus.